Other operating expenses - The Approved Plans in Canada - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 CAD ($)	Oct. 17, 2024 CAD ($)
Other Operating Expenses [Line Items]
Cash retained for working capital needs	£ 407			$ 750	$ 750
Provision for expected liability	3,769	£ 7,115	£ 999
The Approved Plans in Canada
Other Operating Expenses [Line Items]
Provision for expected liability	2,794	6,203	0	5,152
Settlement of tobacco litigation in Canada
Other Operating Expenses [Line Items]
Cash contribution deduction from the global settlement	17,600			$ 32,500
Gains (losses) on litigation settlements	(708)	6,203	0
Settlement of tobacco litigation in Canada, upfront payment
Other Operating Expenses [Line Items]
Percentage of cash tax refunds received from upfront payments					85.00%
Annual payments, percentage of net income after taxes					85.00%
Compliance charges of approved plans in canada
Other Operating Expenses [Line Items]
Gains (losses) on litigation settlements	£ 3	£ 0	£ 0